Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,825,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,218.73
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,218.73
Narrative - Max Aggregate Offering Price	$ 8,825,000.00
Final Prospectus	true